Stockholders' Equity Common Stock (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock issued, Class A
Capital Stock Activity [Roll Forward]
Common stock issued, beginning balance (in shares)	2.6	2.6	2.6
Shares issued under equity compensation plans	0.0	0.0	0.0
Shares exchanged for common stock	0.0	0.0	0.0
Common stock issued, ending balance (in shares)	2.6	2.6	2.6
Common stock issued, Class B
Capital Stock Activity [Roll Forward]
Common stock issued, beginning balance (in shares)	169.9	167.2	164.2
Shares issued under equity compensation plans	1.0	1.3	2.7
Shares exchanged for common stock	1.6	1.4	0.3
Common stock issued, ending balance (in shares)	172.5	169.9	167.2
Exchangeable shares issued, Class A
Capital Stock Activity [Roll Forward]
Exchangeable stock issued, beginning balance (in shares)	2.9	2.9	2.9
Shares issued under equity compensation plans	0.0	0.0	0.0
Shares exchanged for common stock	0.0	0.0	0.0
Exchangeable stock issued, ending balance (in shares)	2.9	2.9	2.9
Exchangeable shares issued, Class B
Capital Stock Activity [Roll Forward]
Exchangeable stock issued, beginning balance (in shares)	17.6	19.0	19.3
Shares issued under equity compensation plans	0.0	0.0	0.0
Shares exchanged for common stock	(1.6)	(1.4)	(0.3)
Exchangeable stock issued, ending balance (in shares)	16.0	17.6	19.0